Other Comprehensive Income - Rollforward (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance			$ (549,762)	$ (489,244)
Other comprehensive income (loss) before reclassifications	(47,612)	(60,161)
AOCI reclassifications	8,319	7,580
Other comprehensive income loss net of taxes	(39,293)	(52,581)
Ending Balance OCI	(589,055)	(541,825)
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Balance			(121,856)	(138,341)
Other comprehensive income (loss) before reclassifications	(556)	8,031
AOCI reclassifications	5,579	3,639
Other comprehensive income loss net of taxes	5,023	11,670
Ending Balance OCI	(116,833)	(126,671)
Accumulate benefit plans adjustment [Member]
Balance			(141,987)	(179,423)
AOCI reclassifications	2,740	3,941
Other comprehensive income loss net of taxes	2,740	3,941
Ending Balance OCI	(139,247)	(175,482)
Accumulated translation adjustments (Domain) [Member]
Balance			(286,744)	(174,349)
Other comprehensive income (loss) before reclassifications	(47,023)	(66,210)
Other comprehensive income loss net of taxes	(47,023)	(66,210)
Ending Balance OCI	(333,767)	(240,559)
Total, before non-controlling interests
Balance			(550,587)	(492,113)
Other comprehensive income (loss) before reclassifications	(47,579)	(58,179)
AOCI reclassifications	8,319	7,580
Other comprehensive income loss net of taxes	(39,260)	(50,599)
Ending Balance OCI	(589,847)	(542,712)
Noncontrolling interests not subject to put provisions [Member]
Balance			825	2,869
Other comprehensive income (loss) before reclassifications	(33)	(1,982)
Other comprehensive income loss net of taxes	(33)	(1,982)
Ending Balance OCI	$ 792	$ 887